Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
June 30, 2024
F15-NPRT1-0824
1.818357.119
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% 7/25/24 (b) (Cost $7,942,049)	7,970,000	7,942,185

Domestic Equity Funds - 20.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,796,320	34,422,695
Fidelity Series Blue Chip Growth Fund (c)	4,834,443	95,480,257
Fidelity Series Commodity Strategy Fund (c)	420,837	40,934,780
Fidelity Series Growth Company Fund (c)	7,204,729	177,236,344
Fidelity Series Intrinsic Opportunities Fund (c)	2,754,683	31,761,495
Fidelity Series Large Cap Stock Fund (c)	7,251,789	166,356,038
Fidelity Series Large Cap Value Index Fund (c)	3,331,006	52,196,859
Fidelity Series Opportunistic Insights Fund (c)	4,435,791	105,971,058
Fidelity Series Small Cap Core Fund (c)	377,544	4,349,310
Fidelity Series Small Cap Discovery Fund (c)	1,235,414	13,676,035
Fidelity Series Small Cap Opportunities Fund (c)	3,163,004	47,255,280
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,489,137	116,470,955
Fidelity Series Value Discovery Fund (c)	6,807,508	104,154,877
TOTAL DOMESTIC EQUITY FUNDS (Cost $580,584,560)		990,265,983

International Equity Funds - 19.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,767,919	56,857,905
Fidelity Series Emerging Markets Fund (c)	7,704,107	70,954,824
Fidelity Series Emerging Markets Opportunities Fund (c)	15,080,577	283,665,651
Fidelity Series International Growth Fund (c)	8,806,431	161,333,814
Fidelity Series International Small Cap Fund (c)	4,114,297	70,148,765
Fidelity Series International Value Fund (c)	12,871,233	162,692,391
Fidelity Series Overseas Fund (c)	11,477,814	161,492,844
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $661,785,345)		967,146,194

Bond Funds - 54.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	48,724,246	471,650,706
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	31,136,712	237,573,109
Fidelity Series Emerging Markets Debt Fund (c)	3,237,006	25,281,015
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	891,864	7,892,997
Fidelity Series Floating Rate High Income Fund (c)	444,629	3,992,767
Fidelity Series High Income Fund (c)	3,007,576	25,323,794
Fidelity Series International Credit Fund (c)	699,457	5,672,599
Fidelity Series International Developed Markets Bond Index Fund (c)	21,933,805	187,534,036
Fidelity Series Investment Grade Bond Fund (c)	156,103,156	1,542,299,178
Fidelity Series Long-Term Treasury Bond Index Fund (c)	28,701,019	157,568,594
Fidelity Series Real Estate Income Fund (c)	484,931	4,698,983
TOTAL BOND FUNDS (Cost $3,015,697,040)		2,669,487,778

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	7,162,580	7,164,013
Fidelity Series Government Money Market Fund 5.42% (c)(e)	205,261,369	205,261,369
Fidelity Series Short-Term Credit Fund (c)	4,227,738	41,727,775
TOTAL SHORT-TERM FUNDS (Cost $254,398,701)		254,153,157

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,520,407,695)	4,888,995,297
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,278,111)
NET ASSETS - 100.0%	4,886,717,186

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	8	Sep 2024	937,280	616	616
ICE MSCI Emerging Markets Index Contracts (United States)	205	Sep 2024	11,154,050	(1,052)	(1,052)

TOTAL EQUITY INDEX CONTRACTS					(436)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,711	Sep 2024	188,183,266	1,188,916	1,188,916
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,047	Sep 2024	111,587,297	546,396	546,396

TOTAL TREASURY CONTRACTS					1,735,312

TOTAL PURCHASED					1,734,876

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	215	Sep 2024	59,356,125	(133,456)	(133,456)

TOTAL FUTURES CONTRACTS					1,601,420
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,851,006.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	7,983,129	25,276,605	26,095,669	83,582	(52)	-	7,164,013	0.0%
Total	7,983,129	25,276,605	26,095,669	83,582	(52)	-	7,164,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	480,305,248	15,826,346	30,689,436	250,502	6,936	6,201,612	471,650,706
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	255,527,914	103,649	18,768,860	100,475	(5,785,978)	6,496,384	237,573,109
Fidelity Series All-Sector Equity Fund	35,372,713	425	2,335,163	-	195,411	1,189,309	34,422,695
Fidelity Series Blue Chip Growth Fund	97,680,272	1,180	10,466,089	-	4,755,132	3,509,762	95,480,257
Fidelity Series Canada Fund	60,592,022	1,240,256	4,044,843	-	877,081	(1,806,611)	56,857,905
Fidelity Series Commodity Strategy Fund	32,792,809	10,701,454	3,455,390	-	(992,272)	1,888,179	40,934,780
Fidelity Series Emerging Markets Debt Fund	26,761,180	385,635	1,685,823	385,275	(321,534)	141,557	25,281,015
Fidelity Series Emerging Markets Debt Local Currency Fund	8,454,470	88	430,717	-	(67,072)	(63,772)	7,892,997
Fidelity Series Emerging Markets Fund	75,067,461	32,241	7,695,512	-	(87,871)	3,638,505	70,954,824
Fidelity Series Emerging Markets Opportunities Fund	301,306,798	3,694	32,712,545	-	5,055,467	10,012,237	283,665,651
Fidelity Series Floating Rate High Income Fund	4,238,037	92,569	305,970	92,501	(24,582)	(7,287)	3,992,767
Fidelity Series Government Money Market Fund 5.42%	213,421,937	9,635,012	17,795,580	2,726,269	-	-	205,261,369
Fidelity Series Growth Company Fund	182,026,606	1,013,984	21,045,513	-	10,554,277	4,686,990	177,236,344
Fidelity Series High Income Fund	26,714,628	403,203	1,655,613	402,850	(169,962)	31,538	25,323,794
Fidelity Series International Credit Fund	5,636,802	75,295	5,596	75,296	260	(34,162)	5,672,599
Fidelity Series International Developed Markets Bond Index Fund	197,483,486	6,213,853	12,078,421	2,298,161	(1,340,605)	(2,744,277)	187,534,036
Fidelity Series International Growth Fund	171,101,572	6,591,886	13,417,064	-	3,011,306	(5,953,886)	161,333,814
Fidelity Series International Small Cap Fund	76,774,721	936	4,598,369	-	695,567	(2,724,090)	70,148,765
Fidelity Series International Value Fund	171,924,648	3,233,649	12,941,267	-	3,038,535	(2,563,174)	162,692,391
Fidelity Series Intrinsic Opportunities Fund	34,300,987	596,575	2,047,224	-	200,147	(1,288,990)	31,761,495
Fidelity Series Investment Grade Bond Fund	1,629,985,802	26,297,386	101,872,242	16,813,604	(9,643,940)	(2,467,828)	1,542,299,178
Fidelity Series Large Cap Stock Fund	171,462,182	1,134,935	13,652,459	-	6,742,122	669,258	166,356,038
Fidelity Series Large Cap Value Index Fund	53,875,375	2,658,838	3,147,653	-	372,573	(1,562,274)	52,196,859
Fidelity Series Long-Term Treasury Bond Index Fund	194,299,981	5,092,427	36,916,332	1,442,487	(19,339,140)	14,431,658	157,568,594
Fidelity Series Opportunistic Insights Fund	108,622,058	1,346,194	10,931,078	-	5,236,269	1,697,615	105,971,058
Fidelity Series Overseas Fund	171,563,031	4,967,319	14,780,215	-	2,720,460	(2,977,751)	161,492,844
Fidelity Series Real Estate Income Fund	4,927,971	73,831	306,642	73,745	(10,846)	14,669	4,698,983
Fidelity Series Short-Term Credit Fund	41,756,514	2,912,787	3,029,769	412,842	(8,570)	96,813	41,727,775
Fidelity Series Small Cap Core Fund	4,437,810	20,663	4,129	20,664	424	(105,458)	4,349,310
Fidelity Series Small Cap Discovery Fund	14,999,915	1,465,465	880,603	824,051	70,015	(1,978,757)	13,676,035
Fidelity Series Small Cap Opportunities Fund	50,454,057	932,260	2,917,111	-	895,419	(2,109,345)	47,255,280
Fidelity Series Stock Selector Large Cap Value Fund	120,087,756	6,189,614	6,968,825	-	319,483	(3,157,073)	116,470,955
Fidelity Series Value Discovery Fund	107,438,138	6,643,517	6,286,006	-	181,164	(3,821,936)	104,154,877
	5,131,394,901	115,887,166	399,868,059	25,918,722	7,135,676	19,339,415	4,873,889,099

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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